Expense Example {- Technology Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - Technology Portfolio - Technology Portfolio-Default	Nov. 12, 2021 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859